Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Harbor Flexible Capital Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.91%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.91%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	102
Three Years	rr_ExpenseExampleYear03	720
Five Years	rr_ExpenseExampleYear05	1,364
Ten Years	rr_ExpenseExampleYear10	3,096
Harbor Flexible Capital Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.16%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.91%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
One Year	rr_ExpenseExampleYear01	127
Three Years	rr_ExpenseExampleYear03	795
Five Years	rr_ExpenseExampleYear05	1,488
Ten Years	rr_ExpenseExampleYear10	3,334
Harbor Flexible Capital Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.28%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.91%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.37%
One Year	rr_ExpenseExampleYear01	139
Three Years	rr_ExpenseExampleYear03	831
Five Years	rr_ExpenseExampleYear05	1,547
Ten Years	rr_ExpenseExampleYear10	3,446
Harbor Flexible Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Flexible Capital Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate for the period 03-01-2011 (inception date) through 10-31-2011 was 138%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Equity securities and other investments selected primarily for their long-term growth potential

The Fund invests primarily in equity securities and other investments that are selected for their long-term growth potential. The Fund may invest in issuers of any size throughout the world, including emerging markets, and will normally hold a core position of between 20 and 50 securities or other investments. The number of securities or other investments may occasionally exceed this range at times when the Subadviser is accumulating new positions, replacing existing positions or responding to unusual market conditions. The Fund may invest up to 40% of its assets in fixed and variable income securities, including up to 25% of its total assets in below investment grade domestic and foreign securities, commonly referred to as high-yield or junk bonds.

In selecting investments for the Fund, the Subadviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" security selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. The Subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends. Through this "top-down" analysis, the Subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Subadviser has observed. The Subadviser may also consider whether a particular security or other investment offers current income.

The "bottom-up" security selection process involves the Subadviser then looking for individual companies or securities (including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large. The Subadviser may also consider whether a particular security or other investment potentially offers current income.

As part of this fundamental, "bottom-up" research, the Subadviser may visit with a company's management and conduct other research to gain thorough knowledge of the company. The Subadviser also may prepare earnings and cash flow models of companies. These models may assist the Subadviser in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as, without limitation, the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Subadviser may reduce or sell the Fund's investments in portfolio securities if, in the opinion of the Subadviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the Subadviser's estimates of future earnings and cash flow growth, or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock may be incorrect.

Foreign securities risk: The Fund may invest significantly in securities of foreign companies. Because of this, there is a greater risk that the Fund's share price will fluctuate more than if the Fund invested only in domestic issuers. These risks are more significant for issuers in emerging market countries. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Smaller cap risk: The Fund's performance may be more volatile because it may invest in smaller cap stocks. Smaller cap companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, smaller cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.

High-yield risk: Below investment-grade bonds are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Interest rate risk: As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment-grade bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com

[1]	applicable to shares held less than 60 days
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 28, 2013. Only the Board of Trustees may modify or terminate this agreement.